As filed with the Securities and Exchange Commission on May 17, 2016

File No. 333-208267

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]

Templeton Developing Markets Trust
(Exact Name of Registrant as Specified in Charter)

(954) 527-7500
(Registrant's Area Code and Telephone Number)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the 1933 Act on January 19, 2016, under Accession No. 0000878087-16-000037.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a).

(1))	Copies of the charter of the Registrant as now in effect;

(a)

Amended and Restated Agreement and Declaration of Trust of Templeton Developing Markets Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 28, 2008

(b)

Certificate of Amendment of Agreement and Declaration of Trust of Templeton Developing Markets Trust, a Delaware Statutory Trust, dated October 21, 2008

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 28, 2009

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)

Amended and Restated By-Laws of Templeton Developing Markets Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 28, 2008

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a) Agreement and Plan of Reorganization of Templeton Global Investment Trust, on behalf of Templeton BRIC Fund and Templeton Developing Markets Trust dated April 12, 2016.

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Article III, V, VI, VIII and X of Agreement and Declaration of Trust of the Registrant

Filing: Post-Effective Amendment No.22 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 28, 2008

(b) Articles II, VI, VII ,and VIII of the By-Laws of the Registrant Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 28, 2008

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Templeton Developing Markets Trust, and Templeton Asset Management Ltd. dated May 1, 2014

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 27, 2015

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 28, 2011

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 28, 2011

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Custody Agreement between The Chase Manhattan Bank and the Registrant dated October 16, 1991

Registrant: Templeton Developing Markets Trust

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 29, 1996

(b)

Amendment dated March 2, l998 to the Custody Agreement dated October 16, 1991 between Registrant and The Chase Manhattan Bank

Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: December 30, 1998

(c)

Amendment 2 dated July 23, 1998, to the Custody Agreement between Registrant and The Chase Manhattan Bank dated October 16, 1991

Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: December 30, 1998

(d)

Amendment 3 dated May 1, 2001 to the Custody Agreement between Registrant and The Chase Manhattan Bank dated October 16, 1991

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 29, 2002

(e) Assignment and Assumption Agreement dated December 31, 2002 to the Custody Agreement between Registrant and The Chase Manhattan Bank dated October 16, 1991
Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 29, 2004

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 dated February 24, 2009

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 28, 2009

(b)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 dated July 15, 2009

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: March 1, 2010

(d)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 dated July 15, 2009

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: March 1, 2010

(e)

Amended and Restated Multiple Class Plan dated December 6, 2012, effective May 1, 2013

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 29, 2013

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated November 30, 2015 Filing: Registration Statement on Form N-14 Filing No. 333-208267 Filing Date: November 30, 2015

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) Tax Opinion dated May 13, 2016

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Sub-Transfer Agent Services Agreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 22, 1994

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 29, 2004

(b)

Amendment to the Sub-Transfer Agent Services Agreement dated January 1, 1999

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 29, 2004

(c)

Assignment to the Sub-Transfer Agent Services Agreement dated June 13, 2003

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-42163

Filing Date: April 29, 2004

(d) Shareholder Sub-Accounting Services Agreement dated May 1, 1991
Filing: Post-Effective Amendment No. 5 to Registration Statement File No. 033-42163 Filing Date: April 29, 1996
(e) Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014

             Filing Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

             File No. 033-42163

             Filing Date: April 27, 2015

        (f) Subcontract for Fund Administrative Services between Templeton Asset Management Ltd. And Franklin Templeton Services, LLC dated May 1, 2014

             Filing Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

             File No. 033-42163

             Filing Date: April 27, 2015

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm Filing: Registration Statement on Form N-14 Filing No. 333-208267 Filing Date: November 30, 2015

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney dated October 20, 2015 Legal Opinion dated November 30, 2015 Filing: Registration Statement on Form N-14 Filing No. 333-208267 Filing Date: November 30, 2015

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A File No. 033-42163 Filing Date: April 28, 2014

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Fort Lauderdale and the State of Florida, on the 16th day of May, 2016.

TEMPLETON DEVELOPING MARKETS TRUST

(Registrant)

By:   /s/ LORI A. WEBER

      Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

MARK MOBIUS* Mark Mobius	President and Chief Executive Officer- Investment Management
Dated: May 16, 2016

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: May 16, 2016

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer and Treasurer
Dated: May 16, 2016

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: May 16, 2016

ANN TORRE BATES* Ann Torre Bates	Trustee Dated: May 16, 2016
EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: May 16, 2016

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: May 16, 2016

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: May 16, 2016

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: May 16, 2016

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: May 16, 2016

LARRY D. THOMPSON*	Trustee
Larry D. Thompson CONSTANTINE D. TSERETOPOULOS*__	Dated: May 16, 2016 Trustee Dated: May 16, 2016
Constantine D. Tseretopoulous
ROBERT E. WADE*	Trustee
Robert E. Wade	Dated: May 16, 2016

*By /s/ LORI A. WEBER_

Lori A. Weber, Attorney-in-Fact

 (Pursuant to Powers of Attorney previously filed)

TEMPLETON DEVELOPING MARKETS TRUST

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(4)(a)	Agreement and Plan of Reorganization of Templeton Global Investment Trust, on behalf of Templeton BRIC Fund and Templeton Developing Markets Trust dated April 12, 2016.	Attached

EX-99.(12)(a)	Tax Opinion dated May 13, 2016	Attached